VIRTUS NFJ Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—98.8%
Communication Services—1.9%
Cogeco Communications, Inc.	60,582	$ 5,015
Cogent Communications Holdings, Inc.	58,455	3,878
		8,893

Consumer Discretionary—11.0%
Acushnet Holdings Corp.	90,859	3,658
Fox Factory Holding Corp.(1)	48,213	4,723
KB Home	173,398	5,615
Leslie’s, Inc.(1)	128,067	2,479
Lithia Motors, Inc.	6,658	1,998
Malibu Boats, Inc. Class A(1)	77,334	4,486
MDC Holdings, Inc.	147,825	5,594
SiteOne Landscape Supply, Inc.(1)	14,072	2,275
Standard Motor Products, Inc.	44,860	1,935
TopBuild Corp.(1)	20,793	3,772
Wendy’s Co. (The)	162,531	3,571
Wingstop, Inc.	15,197	1,783
Winnebago Industries, Inc.	75,145	4,060
YETI Holdings, Inc.(1)	110,172	6,608
		52,557

Consumer Staples—1.4%
Nomad Foods Ltd.(1)	126,375	2,854
Simply Good Foods Co. (The)(1)	50,235	1,906
WD-40 Co.	10,271	1,882
		6,642

Energy—4.1%
Delek Logistics Partners LP	95,397	4,197
HF Sinclair Corp.	143,562	5,721
Matador Resources Co.	79,385	4,206
Ovintiv, Inc.	99,120	5,359
		19,483

Financials—29.5%
AllianceBernstein Holding LP	86,216	4,054
Apollo Commercial Real Estate Finance, Inc.	365,490	5,091
Arbor Realty Trust, Inc.	271,907	4,639
Atlantic Union Bankshares Corp.	102,465	3,759
Bank of Hawaii Corp.	27,915	2,343
Blackstone Mortgage Trust, Inc. Class A	150,485	4,784
CNO Financial Group, Inc.	116,457	2,922
Commerce Bancshares, Inc.	33,830	2,422
Community Bank System, Inc.	93,028	6,526
Compass Diversified Holdings	84,569	2,010
Enterprise Financial Services Corp.	101,224	4,789
	Shares	Value

Financials—continued
Essent Group Ltd.	115,964	$ 4,779
Federal Agricultural Mortgage Corp. Class C	15,743	1,708
First American Financial Corp.	63,865	4,140
First Citizens BancShares, Inc. Class A	3,518	2,342
First Interstate BancSystem, Inc. Class A	52,233	1,921
Glacier Bancorp, Inc.	86,980	4,373
Globe Life, Inc.	45,089	4,536
Hamilton Lane, Inc. Class A	61,385	4,744
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	114,840	5,447
Hanover Insurance Group, Inc. (The)	31,582	4,722
Horace Mann Educators Corp.	115,168	4,817
Houlihan Lokey, Inc. Class A	46,227	4,059
Independent Bank Corp.	50,341	4,112
Kinsale Capital Group, Inc.	18,935	4,317
Meta Financial Group, Inc.	47,500	2,609
Old Republic International Corp.	183,728	4,753
PennyMac Financial Services, Inc.	43,378	2,308
Primerica, Inc.	16,561	2,266
PROG Holdings, Inc.(1)	51,842	1,491
Radian Group, Inc.	193,741	4,303
Selective Insurance Group, Inc.	63,512	5,675
SouthState Corp.	28,730	2,344
Stifel Financial Corp.	53,254	3,616
United Community Banks, Inc.	112,337	3,909
Valley National Bancorp	312,665	4,071
Walker & Dunlop, Inc.	36,715	4,752
		141,453

Health Care—5.0%
Addus HomeCare Corp.(1)	54,732	5,106
Chemed Corp.	10,040	5,086
CONMED Corp.	24,236	3,600
Encompass Health Corp.	47,615	3,386
Ensign Group, Inc. (The)	33,775	3,040
Medpace Holdings, Inc.(1)	22,275	3,644
		23,862

Industrials—17.9%
ABM Industries, Inc.	75,416	3,472
Allison Transmission Holdings, Inc.	61,707	2,423
Brady Corp. Class A	98,550	4,560
CBIZ, Inc.(1)	127,014	5,331
Curtiss-Wright Corp.	29,395	4,414
Douglas Dynamics, Inc.	115,088	3,981
EMCOR Group, Inc.	41,596	4,685
Exponent, Inc.	42,177	4,557
	Shares	Value

Industrials—continued
Federal Signal Corp.	57,397	$ 1,937
Hillenbrand, Inc.	57,189	2,526
ITT, Inc.	62,071	4,668
ManTech International Corp. Class A	32,953	2,840
McGrath RentCorp	49,291	4,189
Mercury Systems, Inc.(1)	53,366	3,439
MSA Safety, Inc.	12,944	1,718
Simpson Manufacturing Co., Inc.	22,316	2,433
SkyWest, Inc.(1)	80,535	2,323
SPX Corp.(1)	44,280	2,188
Tetra Tech, Inc.	17,621	2,906
Toro Co. (The)	28,281	2,418
Triton International Ltd.	69,543	4,881
UFP Industries, Inc.	59,100	4,560
Watts Water Technologies, Inc. Class A	24,704	3,448
Werner Enterprises, Inc.	141,283	5,793
		85,690

Information Technology—11.1%
AudioCodes Ltd.	114,637	2,929
Cirrus Logic, Inc.(1)	25,965	2,202
Diodes, Inc.(1)	71,081	6,183
ePlus, Inc.(1)	80,013	4,486
Fabrinet(1)	36,901	3,880
FormFactor, Inc.(1)	110,402	4,640
Jabil, Inc.	77,922	4,810
Methode Electronics, Inc.	84,578	3,658
MKS Instruments, Inc.	32,372	4,856
Progress Software Corp.	96,735	4,555
Sapiens International Corp. N.V.	73,879	1,876
SMART Global Holdings, Inc.(1)	179,688	4,641
SPS Commerce, Inc.(1)	34,789	4,564
		53,280

Materials—5.9%
Cabot Corp.	44,990	3,078
Commercial Metals Co.	68,581	2,854
Innospec, Inc.	12,519	1,159
Kaiser Aluminum Corp.	28,233	2,658
Royal Gold, Inc.	23,449	3,313
Silgan Holdings, Inc.	110,938	5,129
Sonoco Products Co.	88,530	5,538
Stepan Co.	48,516	4,794
		28,523

Real Estate—3.4%
Agree Realty Corp.	61,008	4,049
National Health Investors, Inc.	80,633	4,758
Rexford Industrial Realty, Inc.	34,039	2,539
STAG Industrial, Inc.	58,458	2,417
See Notes to Schedule of Investments

VIRTUS NFJ Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Shares	Value

Real Estate—continued
Terreno Realty Corp.	33,794	$ 2,502
		16,265

Utilities—7.6%
American States Water Co.	31,180	2,776
Black Hills Corp.	65,178	5,020
California Water Service Group	44,492	2,637
IDACORP, Inc.	45,164	5,210
NorthWestern Corp.	76,552	4,631
ONE Gas, Inc.	75,555	6,667
Spire, Inc.	75,795	5,439
Unitil Corp.	80,853	4,033
		36,413

Total Common Stocks (Identified Cost $381,585)		473,061

	Shares	Value

Exchange-Traded Fund—0.5%
Invesco S&P 500 Equal Weight ETF(2)	16,045	$ 2,531
Total Exchange-Traded Fund (Identified Cost $2,246)		2,531

Total Long-Term Investments—99.3% (Identified Cost $383,831)		475,592

Short-Term Investment—1.0%
Money Market Mutual Fund—1.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(2)	4,593,935	4,594
Total Short-Term Investment (Identified Cost $4,594)		4,594

TOTAL INVESTMENTS—100.3% (Identified Cost $388,425)		$480,186
Other assets and liabilities, net—(0.3)%		(1,355)
NET ASSETS—100.0%		$478,831
Abbreviations:
ETF	Exchange-Traded Fund
LP	Limited Partnership
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	95%
Bermuda	2
Virgin Islands (British)	1
Canada	1
Israel	1
Total	100%
† % of total investments as of March 31, 2022.
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$473,061	$473,061
Exchange-Traded Fund	2,531	2,531
Money Market Mutual Fund	4,594	4,594
Total Investments	$480,186	$480,186
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2022.
There were no transfers into or out of Level 3 related to securities held at March 31, 2022.
See Notes to Schedule of Investments

VIRTUS NFJ SMALL-CAP VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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